Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	£ 811	£ 389	£ (860)
Exchange movements on overseas net assets	(481)	313	1,249
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	0	109
Ending balance	330	811	389
Retained earnings [member]
Beginning balance	443	(128)	(761)
Exchange movements on overseas net assets	(458)	462	633
Reclassification of exchange on liquidation or disposal of overseas subsidiaries		109
Ending balance	(15)	443	(128)
Fair value reserve [member]
Beginning balance	23	23	10
Exchange movements on overseas net assets	(22)		13
Ending balance	1	23	23
Non- controlling interests [member]
Beginning balance	345	494	(109)
Exchange movements on overseas net assets	(1)	(149)	603
Ending balance	£ 344	£ 345	£ 494